Selected Financial Data of Pemex - Disclosure of Consolidated Unaudited Preliminary Financial Statements (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 MXN ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement of Comprehensive Income Data
Net sales	$ 1,049,699	$ 51,693	$ 704,835
Operating income	249,549	12,288	25,127
Financing income	20,084	989	9,521
Financing cost	(110,412)	(5,437)	(130,197)
Derivative financial instruments income (cost), net	(21,632)	(1,065)	2,003
Foreign exchange (loss), net	(23,408)	(1,153)	(383,467)
Net (loss)	(100,238)	$ (4,937)	(605,175)
Statement of Financial Position Data
Cash and cash equivalents	39,641				$ 39,990
Total assets	2,051,739				1,928,488
Long-term debt	1,826,843			$ 89,965	1,867,630
Total long-term liabilities	3,308,682				3,560,805
Total equity (deficit)	(2,090,667)			$ (102,958)	$ (2,404,727)
Statement of Cash Flows Data
Depreciation and amortization	100,620		99,181
Acquisition of wells, pipelines, properties, plant and equipment	$ (128,736)		$ (90,783)